Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 152.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,920	$2,310,374

		$2,310,374

Education — 4.7%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$590	$597,046
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)(2)	250	271,887
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	279,127
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	590	610,845
Rutgers State University, NJ, 4.00%, 5/1/30(3)	8,425	8,958,387

		$10,717,292

Electric Utilities — 4.8%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(3)	$10,000	$10,912,900

		$10,912,900

Escrowed/Prerefunded — 4.0%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(3)	$5,400	$6,022,026
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(3)	185	206,310
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(3)	2,415	2,693,184

		$8,921,520

General Obligations — 38.7%
Chicago Board of Education, IL, 5.00%, 12/1/26	$3,000	$3,264,060
Chicago Board of Education, IL, 5.00%, 12/1/27	500	545,920
Clackamas Community College District, OR, 0.00%, 6/15/28	1,830	1,396,436
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	727,790
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	753,310
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,712,521
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,744,279
Detroit, MI, 5.00%, 4/1/27	1,700	1,877,225
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	528,064
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	598,040
Illinois, 5.00%, 11/1/28	1,500	1,658,130
Illinois, 5.00%, 5/1/33	3,200	3,364,864
Illinois, 5.00%, 5/1/39	1,165	1,211,670
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,182,700
Ocean City, NJ, 1.00%, 11/15/28	520	465,104
Pennsylvania, 4.00%, 4/1/29(3)	10,000	10,622,400
Portland Community College District, OR, 3.25%, 6/15/32(3)	10,250	10,480,625
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,069,545
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	842,263

Security	Principal Amount (000’s omitted)	Value
San Bernardino Community College District, CA, 4.00%, 8/1/30(3)	$10,000	$10,781,200
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(3)	4,200	4,499,250
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(3)	4,350	4,630,966
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(3)	10,000	10,807,600
Washington, 4.00%, 7/1/29(3)	10,000	10,799,500

		$87,563,462

Hospital — 14.6%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(3)	$10,000	$10,959,400
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,732,775
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,158,864
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	510,151
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,128,320
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/29	1,000	1,176,900
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,103,752
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(3)	10,000	10,448,300
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,655,835

		$32,874,297

Housing — 5.1%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(3)	$1,110	$1,140,347
Virginia Housing Development Authority, 3.625%, 1/1/31(3)	10,000	10,271,800

		$11,412,147

Industrial Development Revenue — 6.7%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,465,078
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	560,191
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,112,170
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,545,025
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	569,265
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	973,443
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,200	1,253,460
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,069,780
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)(2)	555	585,758
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	107,502

		$15,241,672

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$500	$542,380
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,414,000

		$5,956,380

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.2%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$296,420
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	2,854,480
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,310,940
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,297,736
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	508,035

		$7,267,611

Insured-Special Tax Revenue — 1.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,475,885
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,652,450

		$3,128,335

Insured-Transportation — 5.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$813,516
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,486,569
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	6,605,697
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,114,680
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,548,609

		$11,569,071

Insured-Water and Sewer — 2.9%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$639,713
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	781,501
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	620,500
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,837,793
Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	655	615,274
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,018,540

		$6,513,321

Lease Revenue/Certificates of Participation — 3.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,059,930
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/28	3,000	3,454,680
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/30	2,000	2,275,060

		$6,789,670

Other Revenue — 6.4%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$767,438
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(3)	10,000	10,719,300
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	3,039,970

		$14,526,708

Senior Living/Life Care — 11.0%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$256,871
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,498,271
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	290,093

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/27	$250	$280,360
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/28	250	279,410
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	154,692
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,920,362
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,099,425
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	650,004
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	326,049
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,339,054
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,610,040
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,219,093
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	778,189
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	922,512
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,356,676
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,312,044
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,216,754
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	385	408,797
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	711,283
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,035	1,133,232
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	994,230
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	397,592
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	546,450
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	816,420
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,321,188

		$24,839,091

Special Tax Revenue — 17.0%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,358,790
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	798,015
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	955,949
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(3)	10,000	10,715,800
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(3)	12,000	13,749,000
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(3)	2,000	2,205,020
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(3)	5,680	6,210,796
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(3)	2,120	2,310,567

		$38,303,937

Security	Principal Amount (000’s omitted)	Value
Student Loan — 3.0%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$735	$776,351
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,404,700
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	1,135	1,187,834
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,404,058

		$6,772,943

Transportation — 10.4%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$1,856,360
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	820,976
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,533,465
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,040,900
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,623,747
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	780,518
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,406,440
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(3)	10,000	10,481,900

		$23,544,306

Water and Sewer — 6.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,068,130
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,655,850
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(3)	7,500	7,920,150

		$14,644,130

Total Tax-Exempt Municipal Securities — 152.1% (identified cost $322,680,856)		$343,809,167

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.9%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,578,418
Chicago, IL, 7.375%, 1/1/33	1,000	1,101,190
Chicago, IL, 7.781%, 1/1/35	1,675	1,902,080

		$6,581,688

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.5%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$3,378,336

		$3,378,336

Total Taxable Municipal Securities — 4.4% (identified cost $8,317,562)		$9,960,024

Total Investments — 156.5% (identified cost $330,998,418)		$353,769,191

Other Assets, Less Liabilities — (56.5)%		$(127,753,974)

Net Assets — 100.0%		$226,015,217

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.0%
California	10.7%
Texas	10.4%
Arizona	10.3%
Others, representing less than 10% individually	56.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $12,086,897 or 5.3% of the Trust’s net assets.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$343,809,167	$—	$343,809,167
Taxable Municipal Securities	—	9,960,024	—	9,960,024
Total Investments	$—	$353,769,191	$—	$353,769,191

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.